Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES
14.	LEASES

The Group as a lessee

The Group has lease contracts for lands and buildings. Lump sum payments were made upfront to acquire the leased land from the owners with lease periods of 30 years, and no ongoing payments will be made under the terms of these land leases. Leases of buildings generally have lease terms between 2 and 7 years. Other leases generally have lease terms of 12 months or less and/or are individually of low value. Generally, the Group is restricted from assigning and subleasing the leased assets outside the Group.

(a)	Right-of-use assets

The carrying amounts of the Group’s right-of-use assets and the movements during the year are as follows:

	Buildings	Leasehold land	Total	Total
	RMB	RMB	RMB	US$

As at January 1, 2023	17,908	28,728	46,636	6,389
Additions	16,194	-	16,194	2,219
Depreciation charge (note 6)	(10,502)	(1,130)	(11,632)	(1,594)
Exchange realignment	54	-	54	7
As at December 31, 2023 and January 1, 2024	23,654	27,598	51,252	7,021
Additions	17,108	-	17,108	2,344
Depreciation charge (note 6)	(10,004)	(1,130)	(11,134)	(1,525)
Disposal	(1,067)	-	(1,067)	(146)
Exchange realignment	(50)	-	(50)	(7)

As at December 31, 2024	29,641	26,468	56,109	7,687

(b)	Lease liabilities

The carrying amount of lease liabilities (included under interest-bearing bank and other borrowings) and the movements during the year are as follows:

	As at December 31
	2023	2024	2024
	RMB	RMB	US$

Carrying amount at January 1	17,222	22,681	3,107
New leases	16,194	17,108	2,344
Accretion of interest recognized during the year (note 8)	1,321	1,498	205
Payments	(12,087)	(9,911)	(1,358)
Exchange realignment	31	8	2
Disposal	-	(1,152)	(158)

Carrying amount at December 31	22,681	30,232	4,142

Analyzed into:
Current portion	9,757	9,439	1,293
Non-current portion	12,924	20,793	2,849

The maturity analysis of lease liabilities is disclosed in note 41 to the consolidated financial statements.

(c)	The amounts recognized in profit or loss in relation to leases are as follows:

	As at December 31
	2023	2024	2024
	RMB	RMB	US$

Interest on lease liabilities (note 8)	1,321	1,498	205
Depreciation charge of right-of-use assets	11,632	11,134	1,525
Expense relating to short-term leases (included in administrative expenses) (note 6)	181	238	33

Total amount recognized in profit or loss	13,134	12,870	1,763

(d)	The total cash outflow for leases and future cash outflows relating to leases that have not yet commenced are disclosed in notes 34(c) and 35(b), respectively, to the consolidated financial statements.